Cover	May 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2021
Entity File Number	333-174194
Entity Registrant Name	GRAPHENE & SOLAR TECHNOLOGIES LIMITED
Entity Central Index Key	0001497649
Entity Tax Identification Number	27-2888719
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	433 Camden Dr.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	310
Local Phone Number	887-1477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NONE
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false